13F-HR
                            FORM 13F HOLDINGS REPORT

                                 UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION
                              Washington DC 20549


                                    FORM 13F
                              FORM 13F COVER PAGE

Report  for the Calendar Year or Quarter Ended: March 31, 2012

Check here if Amendment [ ]; Amendment Number: This Amendment:
                        [ ] is a restatement.
                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:         Decatur Capital Management
Address:      250 E. Ponce De Leon Avenue
              Suite 325
              Decatur, GA 30030

Form 13F File Number: 028-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it that all information contained herein is true, correct and complete and that it is understood that all required items, statements schedules, lists and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Degas A. Wright
Title:       Chief Executive Officer
Phone:       404 270 9838

Signature                         City     State          and Date of Signing:
Degas A. Wright                   Decatur, GA
---------------------          -----------------------     ---------------
Signature                               City     State           Date


Report Type:
[X] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION REPORT

                             FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:      55

Form 13F Information Table Value Total:    197,118

List of Other Included Managers:  NONE

                               13F Holdings Report
                              As of Date: 3/31/12

                                                                                        INVESTMENT
ISSUER                       TITLE OF           CUSIP         VALUE    SHARES/  SH/     DISCRETION   OTHER      VOTING AUTHORITY
NAME                         CLASS              NUMBER       (X1000)   PRN AMT  PRN   SOLE(A) SHARED MNGRS     SOLE  SHARED NONE
------------------------------------------------------------------------------------------------------------------------------------
Abbott Laboratories          COM               002824100      3,003    49,000   SH                           29,200        19,800
Aflac Inc                    COM               001055102      1,996    43,400   SH                           25,900        17,500
Agilent Technologies Inc     COM               00846U101      2,673    60,050   SH                           35,750        24,300
American Tower REIT          COM               03027X100      1,840    29,200   SH                           17,400        11,800
Ametek Inc                   COM               031100100      1,996    41,150   SH                           24,550        16,600
Amgen Inc                    COM               031162100      1,998    29,400   SH                           20,650         8,750
Anheuser-Busch InBev
  SA NV Sp ADR               SPONSORED ADR     03524A108      4,080    56,100   SH                           39,350        16,750
Apple Inc                    COM               037833100     14,299    23,850   SH                           16,600         7,250
Applied Materials Inc        COM               038222105      2,038   163,800   SH                          114,650        49,150
ASML Holding NV NY Reg       COM               N07059186      2,337    46,600   SH                          101,750        13,950
Autodesk Inc                 COM               052769106      3,417    80,750   SH                           56,500        24,250
AutoZone Inc                 COM               053332102      5,979    16,080   SH                           11,250         4,830
Biogen IDEC Inc              COM               09062X103      3,616    28,700   SH                           20,150         8,550
BlackRock Inc                COM               09247X101      2,315    11,300   SH                            7,900         3,400
CBS Corp Cl B                COM               124857202      5,502   162,250   SH                          113,500        48,750
Celgene Corp                 COM               151020104      4,019    51,850   SH                           36,350        15,500
Cognizant Technology
  Solutions Cl A             COM               192446102      4,244    55,150   SH                           38,600        16,550
CVS Caremark Corporation     COM               126650100      2,121    47,350   SH                           33,150        14,200
Danaher Corp                 COM               235851102      3,130    55,900   SH                           39,150        16,750
Deere & Co                   COM               244199105      3,616    44,700   SH                           31,400        13,300
Dell Inc                     COM               24702R101      1,960   118,100   SH                           82,800        35,300
Discover Financial Services  COM               254709108      1,077    32,300   SH                           22,600         9,700
Eastman Chem Co              COM               277432100      3,639    70,400   SH                           49,500        20,900
EMC Corp MA                  COM               268648102      3,336   111,650   SH                           78,300        33,350
Exxon Mobil Corp             COM               30231G102      8,474    97,700   SH                           68,250        29,450
Flowserve Corp               COM               34354P105      4,020    34,800   SH                           24,350        10,450
Genuine Parts Co             COM               372460105      2,074    33,050   SH                           23,150         9,900
Google Inc Cl A              COM               38259P508      5,258     8,200   SH                            5,750         2,450
Halliburton Co               COM               406216101      1,837    55,350   SH                           38,700        16,650
Helmerich & Payne Inc        COM               423452101      3,391    62,850   SH                           44,000        18,850
Hertz Global Holdings Inc    COM               42805T105      3,033   201,650   SH                          141,350        60,300
Home Depot Inc               COM               437076102      2,488    49,450   SH                           34,650        14,800
Intel Corp                   COM               458140100      5,380   191,350   SH                          134,250        57,100
Intuitive Surgical Inc       COM               46120E602      4,117     7,600   SH                            5,400         2,200
KLA-Tencor Corp              COM               482480100      2,106    38,700   SH                           27,050        11,650
Las Vegas Sands Corp         COM               517834107      2,401    41,700   SH                           29,150        12,550
Lauder Estee Cos Inc Cl A    COM               518439104      2,004    32,350   SH                           22,650         9,700
Macys Inc                    COM               55616P104      5,133   129,200   SH                           90,550        38,650
MasterCard Inc Cl A          COM               57636Q104      2,712     6,450   SH                            4,500         1,950
Microsoft Corp               COM               594918104      6,516   202,000   SH                          141,500        60,500
Monsanto Co                  COM               61166W101      2,333    29,250   SH                           20,500         8,750
Occidental Petroleum Corp    COM               674599105      3,585    37,650   SH                           26,300        11,350
Oracle Corp                  COM               68389X105      3,807   130,550   SH                           91,350        39,200
Paychex Inc                  COM               704326107      2,919    94,200   SH                           65,900        28,300
Philip Morris Intl Inc       COM               718172109      5,095    57,500   SH                           40,300        17,200
Pioneer Natural Resources Co COM               723787107      3,063    27,450   SH                           19,250         8,200
Qualcomm Inc                 COM               747525103      5,652    83,050   SH                           58,350        24,700
Starwood Hotels & Resorts
  Worldwide                  COM               85590A401      4,087    72,450   SH                           43,350        29,100
State Street Corp            COM               857477103      2,054    45,150   SH                           26,950        18,200
Stericycle Inc               COM               858912108      2,007    24,000   SH                           14,300         9,700
Stryker Corp                 COM               863667101      2,658    47,900   SH                           28,600        19,300
Sysco Corp                   COM               871829107      3,061   102,500   SH                           61,150        41,350
Union Pacific Corp           COM               907818108      3,810    35,450   SH                           21,100        14,350
United Technologies Corp     COM               913017109      3,948    47,600   SH                           28,350        19,250
Weight Watchers Intl Inc     COM               948626106      3,864    50,050   SH                           29,950        20,100
                                                            197,118